Consolidated Statements of Operations and Comprehensive (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 91,332	$ 79,013	$ 179,457	$ 158,985	$ 327,274		$ 315,362
Costs and expenses
Cost of revenue	77,609	72,755	154,434	146,989	290,212		264,176
Selling, general and administrative	20,298	21,490	41,288	46,673	91,337		75,430
Depreciation and amortization	5,770	6,682	12,021	13,173	25,709		26,982
(Gain) loss on aircraft sales and aircraft held for sale	15	(72)	(1,190)	1,417	2,795		(13,905)
Total costs and expenses	103,692	100,855	206,553	208,252	410,053		352,683
Loss from operations	(12,360)	(21,842)	(27,096)	(49,267)	(82,779)		(37,321)
Other income (expense)
Interest income	236	1,162	939	2,440	4,313		4,629
Interest expense	(4,429)	(5,666)	(9,817)	(10,321)	(21,183)		(22,223)
Gain on forgiveness of CARES Act loan					0		339
Change in fair value of derivative liability					0		(14,589)
Change in fair value of warrant liabilities	212	(899)	781	(3,679)	(1,467)		(334)
Gain (loss) on extinguishment of debt	0	0	(4,161)	0	0		14,843
Other income (expense)	212	(609)	178	(17)	(338)		(82)
Total other income (expense), net	(3,769)	(6,012)	(12,080)	(11,577)	(18,675)		(17,417)
Loss before income taxes	(16,129)	(27,854)	(39,176)	(60,844)	(101,454)		(54,738)
Income tax expense (benefit)	0	0	0	0	41		0
Net loss	(16,129)	(27,854)	(39,176)	(60,844)	(101,495)		(54,738)
Less: Net income (loss) attributable to redeemable noncontrolling interests	(12,063)	(20,501)	(29,621)	(42,200)	(73,384)		1,080
Less: Net income (loss) attributable to noncontrolling interests	698	(2,200)	658	(7,650)	(7,037)		(8,983)
Net loss attributable to flyExclusive, Inc.	(4,764)	(5,153)	(10,213)	(10,994)	(21,074)		(46,835)
Net loss attributable to common stockholders	$ (7,101)	$ (6,125)	$ (14,549)	$ (12,251)	(25,565)		(46,835)
Net loss attributable to common stockholders					$ (25,565)		(46,835)
Basic and Diluted Earnings Per Share*
Basic Earnings (Loss) Per Share	$ (0.26)	$ (0.32)	$ (0.55)	$ (0.67)	$ (1.07)	[1]
Diluted Earnings (Loss) Per Share	$ (0.26)	$ (0.32)	$ (0.55)	$ (0.67)	$ (1.07)	[1]
Weighted Average Shares Outstanding, Basic and Diluted [Abstract]
Weighted Average Common Shares Outstanding (Basic)	27,772,428	19,169,742	26,471,721	18,237,732	23,809,490	[1]
Weighted Average Common Shares Outstanding (Diluted)	27,772,428	19,169,742	26,471,721	18,237,732	23,809,490	[1]
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.	$ (4,764)	$ (5,153)	$ (10,213)	$ (10,994)	$ (21,074)		(46,835)
Unrealized gains (losses) on available-for-sale debt securities	2	(24)	56	(192)	13		407
Comprehensive loss attributable to flyExclusive, Inc.	(4,762)	(5,177)	(10,157)	(11,186)	(21,061)		(46,428)
Series A Preferred Stock
Other income (expense)
Preferred Dividends	(1,032)	(972)	(2,039)	(1,257)	(3,258)		0
Series B Preferred stock
Other income (expense)
Preferred Dividends	$ (1,305)	$ 0	$ (2,297)	$ 0	$ (1,233)		$ 0

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.